Institutional [Member] Expense Example - Institutional - BlackRock Diversified Fixed Income Fund - Institutional Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	$ 583